UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  October 28, 2003


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    123425



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100     3846   600000 SH       SOLE     01          600000        0        0
D FREEMARKETS INC COM STK        COMMON STOCK     356602102     2334   300000 SH       SOLE     01          300000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     7095  1500000 SH       SOLE     01         1500000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0KA    11825  2500000 SH  CALL SOLE     01         2500000        0        0
D HUTCHINSON TECHNOLOGY INC      COMMON STOCK     448407106     6584   200000 SH       SOLE     01          200000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204    35717  2547578 SH       SOLE     01         2547578        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205     6085   500000 SH       SOLE     01          500000        0        0
D MAXTOR  CORP COM               OPTIONS - CALLS  577729AJB     3043   250000 SH  CALL SOLE     01          250000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     1270   250000 SH       SOLE     01          250000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     9720  1500000 SH       SOLE     01         1500000        0        0
D REALNETWORKS INC COM           OPTIONS - CALLS  75605L0KU    16200  2500000 SH  CALL SOLE     01         2500000        0        0
D ROXIO INC COM STK              COMMON STOCK     780008108     6076   700000 SH       SOLE     01          700000        0        0
D ROXIO INC COM STK              OPTIONS - CALLS  7800080KU     4340   500000 SH  CALL SOLE     01          500000        0        0
D SIGMA DESIGN COM               COMMON STOCK     826565103     4325   500000 SH       SOLE     01          500000        0        0
D SUN MICROSYSTEMS INC  USD.0006 COMMON STOCK     866810104     4965  1500000 SH       SOLE     01         1500000        0        0
S REPORT SUMMARY                 15 DATA RECORDS              123425        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED